UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07344
Morgan Stanley California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Insured Municipal Income Trust
Portfolio of Investments ▪ January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (145.2%)
	California (141.5%)
$750	Alameda County Joint Powers Authority, Ser 2008 A (FSA Insd)	5.00%	12/01/25	$766,073
585	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00	08/01/28	585,439
4,970	Anaheim City School District, Ser 2007 (MBIA Insd) (a)	0.00	08/01/24	2,072,589
4,000	Anaheim Public Financing Authority, Electric System Ser 2007-A (MBIA Insd)	4.50	10/01/37	3,288,760
1,000	Arcadia Unified School District, Election System Ser 2006 - A	5.00	08/01/37	961,820
600	Beverly Hills Unified School District, Election Ser 2008 (WI) (a)	0.00	08/01/26	223,974
1,145	Beverly Hills Unified School District, Election Ser 2008 (WI) (a)	0.00	08/01/31	298,135
5,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35	12/01/27	5,030,350
2,906	California Department of Water Resources, Central Valley Ser Y (FGIC Insd)	5.25	12/01/19	3,227,525
1,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Ser 2006 B (FGIC Insd)	5.00	05/01/31	898,320
2,000	California State University, Ser 2003 A (FGIC Insd)	5.25	11/01/21	2,087,280
2,000	California State University, Ser 2005 A (AMBAC Insd)	5.00	11/01/35	1,865,900
2,000	California, Veterans Ser BH (AMT) (FSA Insd)	5.40	12/01/16	2,013,500
1,000	Camarillo Public Finance Authority, California, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36	908,670
500	Campbell California UN High School District	5.00	08/01/35	482,915
1,620	Campbell California UN High School District	5.00	08/01/38	1,554,892
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Special Tax Ser 2005 (FGIC Insd)	5.00	09/01/29	795,500
2,000	Chula Vista Public Financing Authority, Ser A 2005 (MBIA Insd)	5.00	09/01/29	1,675,980
300	Clovis California Univercity School District, Ser A 2004 (WI)	0.00	08/01/29	89,487
5,060	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/20	5,396,996
2,135	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/21	2,239,337
2,240	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00	10/01/22	2,324,918
2,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00	11/01/25	1,721,960
1,000	Desert California Community Colledge, Ser C	5.00	08/01/37	963,250
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd) (b)	5.00	07/01/32	950,970
1,570	El Segundo California Univercity School, Ser 2008 A (WI)	0.00	08/01/31	377,098
2,560	Fontana Unified School District, Ser B (FSA Insd)	0.00	08/01/29	783,334
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	3,187,280
1,000	Grant California JT UN High School District	5.00	08/01/23	1,033,080
2,475	Grossmont Union High School District, Ser 2006 (MBIA Insd)	0.00	08/01/24	1,100,633
1,250	Huntington Beach Union High School District, California Ser 2004 (FSA)	5.00	08/01/27	1,264,375
2,000	Kern County Board of Education, Refg 2006 Ser A COPs (MBIA Insd)	5.00	06/01/31	1,764,460
770	Kern County Water Agency, Ser 2008 A COPs (AGC Insd)	5.00	05/01/28	748,609
3,000	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25	09/01/24	2,903,730
2,000	La Quinta Redevelopment Agency, Area #1 Ser 2002 (AMBAC Insd)	5.00	09/01/22	1,962,620
2,750	Long Beach Harbor, Ser 1995 (AMT) (MBIA Insd)	5.00	05/15/24	2,447,418
4,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA Insd)	5.25	07/01/21	4,129,000
5,000	Los Angeles Department of Water & Power, 2003 Ser A Subser A-2 (MBIA Insd)	5.00	07/01/27	4,876,399
3,000	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 A (FGIC Insd)	4.75	01/01/31	2,722,410
2,000	Los Angeles Unified School District, Ser 2006 F (MBIA Insd)	5.00	07/01/30	1,894,220
7,000	Los Angeles Wastewater, Refg Ser 2003 B (FSA Insd)	5.00	06/01/22	7,213,641
4,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00	10/01/33	3,949,440
2,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00	10/01/36	1,962,240
3,000	Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA Insd)	5.00	09/01/22	2,943,930
4,000	Modesto Irrigation District, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26	3,926,880
5,000	Modesto, Community Center Refg 1993 Ser A COPs (AMBAC Insd)	5.00	11/01/23	4,097,400
3,150	Murrieta Valley Unified School District, Election of 2006, Ser 2008 (FSA Insd)	0.00	09/01/31	761,229
6,000	Norwalk LA Mirada California School Disrtict	0.00	08/01/29	1,810,560
3,000	Oakland, Ser 2003 A (MBIA Insd)	5.00	01/15/33	2,886,480
2,355	Oakland, Ser 2004 A (MBIA Insd)	5.00	06/15/25	2,373,628
750	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/25	751,125
790	Placer County Water Agency, Ser 2008 (FSA Insd)	4.75	07/01/29	734,297
3,000	Port of Oakland, 2000 Ser K (AMT) (FGIC Insd)	5.875	11/01/17	3,024,540
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (c)	5.25	06/15/22	3,658,900
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (c)	5.25	06/15/23	3,658,900
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (c)	5.25	06/15/24	3,658,900
4,000	Poway Uniform School District Public Financiing Authority, Ser 2007 (AMBAC Insd)	4.625	09/15/42	3,098,360
770	Redding, Electric System Ser 2008 A (FSA Insd)	5.00	06/01/26	749,064
365	Redding, Electric System Ser 2008 A (FSA Insd)	5.00	06/01/27	349,754
1,585	Riverside Electric Issue of 2008D (FSA Insd)	5.00	10/01/28	1,578,993
1,000	Riverside Water Issue of 2008B (FSA Insd)	5.00	10/01/33	975,020
2,495	Sacramento Electric Issue Ser Q	5.00	08/15/28	2,413,364
4,000	San Diego County Water Authority, California, Ser 2008 A COPs (FSA Insd) (c)	5.00	05/01/29	3,964,560
1,250	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)	5.00	05/01/28	1,250,825
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Refg Issue 27A (AMT) (MBIA Insd)	5.25	05/01/26	4,394,550
1,125	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	5.00	07/01/28	1,123,571
5,855	San Francisco City & County Refg Laguna Honda Hospital Ser. 2008-R3 (AGC Insd) (c)	5.00	06/15/28	5,844,037
4,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	3,336,440
4,000	San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA Insd)	5.00	06/15/30	3,953,200
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00	11/01/31	4,854,100
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA Insd)	5.25	01/15/30	1,269,600
8,000	San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)	5.00	06/01/37	7,615,680
4,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00	03/01/25	4,010,040
1,500	San Ysidro California School District Ser E	5.00	08/01/27	525,675
2,265	San Ysidro California School District Ser E	0.00	08/01/29	683,758
4,690	Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC Insd)	5.50	08/01/21	4,689,812

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

1,700	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd)	0.00	08/01/26		609,416
2,345	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd)	0.00	08/01/29		663,963
300	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd)	0.00	08/01/30		78,681
5,000	Simi Valley California School District	0.00	08/01/29		1,477,250
1,000	Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)	5.00	09/01/30		889,770
2,150	Turlock Irrigation District, Refg 1998 Ser A (MBIA Insd)	5.00	01/01/26		2,111,386
770	Tustin Unified School District, Ser 2008 C (FSA Insd) WI	5.00	06/01/25		794,886
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00	05/15/22		2,062,280
5,000	University of California, Multi Purpose Ser 2003 Q (FSA Insd)	5.00	09/01/23		5,129,400
2,225	University of California, USLA Medical Center Ser 2004A (AMBAC Insd)	5.25	05/15/30		2,210,716
1,000	University of California, Limited Projects Ser 2005 B (FSA Insd)	5.00	05/15/30		981,930
4,000	University of California, Ser 2007 A (MBIA Insd)	4.50	05/15/37		3,339,080
1,330	Val Verde Unified School District, Ser 2005 B COPs (FGIC Insd)	5.00	01/01/35		1,013,793
770	West Basin Municipal Water District, Refg Ser 2008 B COPs (AGC Insd)	5.00	08/01/27		758,127
1,465	Yosemite Community College District, Ser 2008 C (FSA Insd)	0.00	08/01/22		786,295

					200,618,672

	Puerto Rico (3.7%)
5,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.50	10/01/32		5,185,400

	Total Tax—Exempt Municipal Obligations (Cost $214,958,308)				205,804,072

	California Tax—Exempt Short—Term Municipal Bonds (3.1%)
700	California Department of Water (Demand 02/02/09)	0.61	05/01/22	(d)	700,000
1,200	California Department of Water (Demand 02/02/09)	1.50	05/01/22	(d)	1,200,000
800,000	California Department of Water (Demand 02/02/09)	0.20	05/01/18	(d)	800,000
300,000	Sacramento County Sanitation District Financing Authority, Refg Sub Lien Ser 2008 D (Demand 02/02/09)	1.90	12/01/36	(d)	300,000
1,500	Tustin Improvement Bond Act 1915, Reassessment District No 95-2 Ser 2006 A (Demand 02/02/09)	2.14	09/02/13	(d)	1,500,000

	Total California Tax—Exempt Short—Term Municipal Bonds (Cost $4,500,000)				4,500,000

	Total Investments (Cost $219,458,308)				210,304,072

	Floating Rate Note Obligations Related to Securities Held (-8.3%)
(11,750)	Notes with an interest rate of 0.88% — 3.78% at January 31, 2009 and contractual maturities of collateral ranging from 06/15/22 to 05/01/29 (e) (Cost $(11,750,000))				(11,750,000)

	Total Net Investments (Cost $207,708,308) (f) (g)		140.0		198,554,072

	Other Assets in Excess of Liabilities		1.2		1,627,621

	Preferred Shares of Beneficial Interest		(41.2)		(58,407,335)

	Net Assets Applicable to Common Shareholders		100.0%		$141,774,358

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

WI	Security purchased on a when—issued basis.

(a)	Capital appreciation bond.

(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $374,180.

(c)	Underlying security related to inverse floaters entered into by the Trust.

(d)	Current coupon of variable rate demand obligation.

(e)	Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2009, Fund investments with a value of $16,440,020 are held by the Dealer Trusts and serve as collateral for the $9,000,000 in floating rate note obligations outstanding at that date.

(f)	Securities have been designated as collateral in an amount equal to $80,679,649 in connection with open futures contracts s securities purchased on a when—issued basis and inverse floating rate municipal obligations.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at January 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

93	Long	U.S. Treasury Notes 5 Year, March 2009	$10,989,985	$(147,004)

397	Long	U.S. Treasury Notes 10 Year, March 2009	48,694,531	(720,522)

55	Short	U.S. Treasury Notes 2 Year, March 2009	(11,969,375)	43,236

242	Short	U.S. Treasury Notes 20 Year, March 2009	(30,662,157)	820,183

268	Short	Swap Futures 10 Year March 2009	(33,445,564)	835,756

		Net Unrealized Appreciation		831,649

MS California Insured Municipal Income Trust
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$210,304,072	—	$210,304,072	—
Other Financial Instruments*	831,649	831,649	—	—

Total	$211,135,721	$831,649	$210,304,072	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Insured Municipal Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

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